Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 69,419	$ 54,067
Short-term deposits	7,251	1,293
Total Cash and cash equivalents	76,670	55,360	$ 35,483	$ 71,579
Restricted cash in cash and cash equivalents	$ 0	$ 0